EQUITY - OUTSTANDING RSUS (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($) shares	Aug. 03, 2020 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Purchase Of Treasury Shares | $	$ 1,328	$ 11,141
Equity attributable to owners of parent [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Purchase Of Treasury Shares | $	(1,328)	11,141
Treasury Shares Member
Disclosure of terms and conditions of share-based payment arrangement [line items]
Purchase Of Treasury Shares | $	$ (1,328)	$ 11,141
Time Restricted Stock Units ("RSU") (equity settled)
Disclosure of terms and conditions of share-based payment arrangement [line items]
RatioOfConversionOrdinaryShares	5.02709%
Time Restricted Stock Units ("RSU") (equity settled) | 2017 plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units outstanding	0	443,490
Vested	(443,490)
Time Restricted Stock Units ("RSU") (equity settled) | 2018 plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units outstanding	531,385	647,215
Forfeited	115,830
Outstanding number of shares after split	105,728
Time Restricted Stock Units ("RSU") (equity settled) | 2019 Plan Board and Extraordinary [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units outstanding	0	813,842
Vested	(813,842)
Time Restricted Stock Units ("RSU") (equity settled) | 2019 Plan 5 Years
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units outstanding	190,930	238,663
Vested	(47,733)
Outstanding number of shares after split	37,981
Time Restricted Stock Units ("RSU") (equity settled) | 2019 Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units outstanding	2,138,442	2,622,843
Forfeited	484,401
Outstanding number of shares after split	424,373
Time Restricted Stock Units ("RSU") (equity settled) | 2020 Plan Board and Extraordinary [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units outstanding	170,568	170,568
Forfeited	0
Outstanding number of shares after split	33,931
SOP [Member] | 2020 Plan Stock Option [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units outstanding	1,507,518		1,524,065
Forfeited	16,547
SOP [Member] | 2020 Plan Perfomance Award [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units outstanding	4,256,300		4,305,100
Forfeited	48,800
SOP [Member] | 2020 Plan Extraordinary SOP [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units outstanding	195,000		195,000
Forfeited	0